FAIR VALUE MEASUREMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENT

NOTE 3. FAIR VALUE MEASUREMENT

We use fair value measurements when recording and disclosing certain financial assets and liabilities. Securities available-for-sale, trading assets and derivatives are recorded at fair value on a recurring basis. Additionally, from time to time, we may be required to record other assets at fair value on a nonrecurring basis, such as loans held for sale, impaired loans, other real estate owned, or OREO, mortgage servicing rights, or MSRs, and certain other assets.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets or liabilities; it is not a forced transaction. In determining fair value, we use various valuation approaches, including market, income and cost approaches. The fair value standard establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, which is developed, based on market data we have obtained from independent sources. Unobservable inputs reflect our estimate of assumptions that market participants would use in pricing an asset or liability, which are developed based on the best information available in the circumstances.

The fair value hierarchy gives the highest priority to unadjusted quoted market prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The fair value hierarchy is broken down into three levels based on the reliability of inputs as follows:

Level 1: valuation is based upon unadjusted quoted market prices for identical instruments traded in active markets.

Level 2: valuation is based upon quoted market prices for similar instruments traded in active markets, quoted market prices for identical or similar instruments traded in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by market data.

Level 3: valuation is derived from other valuation methodologies, including discounted cash flow models and similar techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in determining fair value.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Our policy is to recognize transfers between any of the fair value hierarchy levels at the end of the reporting period in which the transfer occurred.

The following are descriptions of the valuation methodologies that we use for financial instruments recorded at fair value on either a recurring or nonrecurring basis.

Recurring Basis

Securities Available-for-Sale

Securities available-for-sale include both debt and equity securities. We obtain fair values for debt securities from a third-party pricing service which utilizes several sources for valuing fixed-income securities. We validate prices received from our pricing service through comparison to a secondary pricing service and broker quotes. We review the methodologies of the pricing service which provides us with a sufficient understanding of the valuation models, assumptions, inputs and pricing to reasonably measure the fair value of our debt securities. The market valuation sources for debt securities include observable inputs rather than significant unobservable inputs and are classified as Level 2. The service provider utilizes pricing models that vary by asset class and include available trade, bid and other market information. Generally, the methodologies include broker quotes, proprietary models and vast descriptive terms and conditions databases, as well as extensive quality control programs.

Marketable equity securities that have an active, quotable market are classified as Level 1. Marketable equity securities that are quotable, but are thinly traded or inactive, are classified as Level 2. Marketable equity securities that are not readily traded and do not have a quotable market are classified as Level 3.

Trading Assets

We use quoted market prices to determine the fair value of our trading assets. Our trading assets are held in a Rabbi Trust under a deferred compensation plan and are invested in readily quoted mutual funds. Accordingly, these assets are classified as Level 1.

Derivative Financial Instruments

We use derivative instruments including interest rate swaps for commercial loans with our customers and we sell mortgage loans in the secondary market and enter into interest rate lock commitments. We calculate the fair value for derivatives using widely accepted valuation techniques, including discounted cash flow analysis on the expected cash flows of each derivative. Each valuation considers the contractual terms of the derivative, including the period to maturity, and uses observable market based inputs, such as interest rate curves and implied volatilities. Accordingly, derivatives are classified as Level 2.

We incorporate credit valuation adjustments into the valuation models to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in calculating fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting and any applicable credit enhancements and collateral postings.

Nonrecurring Basis

Loans Held for Sale

Loans held for sale consist of 1-4 family residential loans originated for sale in the secondary market and, from time to time, certain loans transferred from the loan portfolio to loans held for sale, all of which are carried at the lower of cost or fair value. The fair value of 1-4 family residential loans is based on the principal or most advantageous market currently offered for similar loans using observable market data. The fair value of the loans transferred from the loan portfolio is based on the amounts offered for these loans in currently pending sales transactions. Loans held for sale carried at fair value are classified as Level 3.

Impaired Loans

Impaired loans are carried at the lower of carrying value or fair value. Fair value is determined as the recorded investment balance less any specific reserve. We establish a specific reserve based on the following three impairment methods: 1) the present value of expected future cash flows discounted at the loan’s original effective interest rate, 2) the loan’s observable market price or 3) the fair value of the collateral less estimated selling costs when the loan is collateral dependent and we expect to liquidate the collateral. However, if repayment is expected to come from the operation of the collateral, rather than liquidation, then we do not consider estimated selling costs in determining the fair value of the collateral. Collateral values are generally based upon appraisals by approved, independent state certified appraisers.

Appraisals may be discounted based on our historical knowledge of the type of property and market area, changes in market conditions from the time of appraisal or our knowledge of the borrower and the borrower’s business. Impaired loans carried at fair value are classified as Level 3.

OREO and Other Repossessed Assets

OREO and other repossessed assets obtained in partial or total satisfaction of a loan are recorded at the lower of recorded investment in the loan or fair value less cost to sell. Subsequent to foreclosure, these assets are carried at the lower of the amount recorded at acquisition date or fair value less cost to sell. Accordingly, it may be necessary to record nonrecurring fair value adjustments. Fair value, when recorded, is generally based upon appraisals by approved, independent state certified appraisers. Like impaired loans, appraisals on OREO may be discounted based on our historical knowledge of the type of property and market area, changes in market conditions from the time of appraisal or other information available to us. OREO and other repossessed assets are classified as Level 3.

Mortgage Servicing Rights

The fair value of MSRs is determined by calculating the present value of estimated future net servicing cash flows, considering expected mortgage loan prepayment rates, discount rates, servicing costs and other economic factors, which are determined based on current market conditions. The expected rate of mortgage loan prepayments is the most significant factor affecting the value of MSRs. MSRs are considered impaired if the carrying value exceeds fair value. The valuation model includes significant unobservable inputs; therefore, MSRs are classified as Level 3.

Other Assets

We measure certain other assets at fair value on a nonrecurring basis. Fair value is based on the application of lower of cost or fair value accounting, or write-downs of individual assets. Valuation methodologies used to measure fair value are consistent with overall principles of fair value accounting and consistent with those described above.

Financial Instruments

In addition to financial instruments recorded at fair value in our financial statements, fair value accounting guidance requires disclosure of the fair value of all of an entity’s assets and liabilities that are considered financial instruments. The majority of our assets and liabilities are considered financial instruments. Many of these instruments lack an available trading market as characterized by a willing buyer and willing seller engaged in an exchange transaction. Also, it is our general practice and intent to hold our financial instruments to maturity and to not engage in trading or sales activities with respect to such financial instruments. For fair value disclosure purposes, we substantially utilize the fair value measurement criteria as required and explained above. In cases where quoted fair values are not available, we use present value methods to determine the fair value of our financial instruments.

Cash and Cash Equivalents and Other Short-Term Assets

The carrying amounts reported in the Consolidated Balance Sheets for cash and due from banks, including interest-bearing deposits, approximate fair value.

Loans

The fair value of variable rate performing loans that may reprice frequently at short-term market rates is based on carrying values adjusted for credit risk. The fair value of variable rate performing loans that reprice at intervals of one year or longer, such as adjustable rate mortgage products, is estimated using discounted cash flow analyses that utilize interest rates currently being offered for similar loans and adjusted for credit risk. The fair value of fixed rate performing loans is estimated using discounted cash flow analyses that utilize interest rates currently being offered for similar loans and adjusted for credit risk. The fair value of nonperforming loans is based on their carrying values less any specific reserve. The carrying amount of accrued interest approximates fair value.

Bank Owned Life Insurance

Fair value approximates net cash surrender value.

Deposits

The fair values disclosed for deposits without defined maturities (e.g., noninterest and interest-bearing demand, money market and savings accounts) are by definition equal to the amounts payable on demand. The carrying amounts for variable rate, fixed-term time deposits approximate their fair values. Estimated fair values for fixed rate and other time deposits are based on discounted cash flow analysis using interest rates currently offered for time deposits with similar terms. The carrying amount of accrued interest approximates fair value.

Short-Term Borrowings

The carrying amounts of securities sold under repurchase agreements, federal funds purchased and other short-term borrowings approximate their fair values.

Long-Term Borrowings

The fair values disclosed for fixed rate long-term borrowings are determined by discounting their contractual cash flows using current interest rates for long-term borrowings of similar remaining maturities. The carrying amounts of variable rate long-term borrowings approximate their fair values.

Junior Subordinated Debt Securities

The variable rate junior subordinated debt securities reprice quarterly; therefore, the fair values are based on the carrying values.

Loan Commitments and Standby Letters of Credit

Off-balance sheet financial instruments consist of commitments to extend credit and letters of credit. Except for interest rate lock commitments, estimates of the fair value of these off-balance sheet items are not made because of the short-term nature of these arrangements and the credit standing of the counterparties.

Other

Estimates of fair value are not made for items that are not defined as financial instruments, including such items as our core deposit intangibles and the value of our trust operations.

The following tables present our assets and liabilities that are measured at fair value on a recurring basis by fair value hierarchy level at September 30, 2014 and December 31, 2013. There were no transfers between Level 1 and Level 2 for items measured at fair value on a recurring basis during the periods presented.

	September 30, 2014
(dollars in thousands)	Level 1	Level 2	Level 3	Total
ASSETS
Securities available-for-sale:
U.S. Treasury securities	$—	$14,803	$—	$14,803
Obligations of U.S. government corporations and agencies	—	263,406	—	263,406
Collateralized mortgage obligations of U.S. government corporations and agencies	—	111,053	—	111,053
Residential mortgage-backed securities of U.S. government corporations and agencies	—	44,581	—	44,581
Commercial mortgage-backed securities of U.S. government corporations and agencies	—	39,380	—	39,380
Obligations of states and political subdivisions	—	133,945	—	133,945
Marketable equity securities	179	8,310	—	8,489

Total securities available-for-sale	179	615,478	—	615,657
Trading securities held in a Rabbi Trust	3,286	—	—	3,286

Total securities	3,465	615,478	—	618,943
Derivative financial assets:
Interest rate swaps	—	12,125	—	12,125
Interest rate lock commitments	—	187	—	187
Forward sale contracts	—	—	—	—

Total Assets	$3,465	$627,790	$—	$631,255

LIABILITIES
Derivative financial liabilities:
Interest rate swaps	$—	$12,103	$—	$12,103
Forward sale contracts	—	10	—	10

Total Liabilities	$—	$12,113	$—	$12,113

	December 31, 2013
(dollars in thousands)	Level 1	Level 2	Level 3	Total
ASSETS
Securities available-for-sale:
U.S. Treasury securities	$—	$—	$—	$—
Obligations of U.S. government corporations and agencies	—	234,751	—	234,751
Collateralized mortgage obligations of U.S. government corporations and agencies	—	63,774	—	63,774
Residential mortgage-backed securities of U.S. government corporations and agencies	—	48,669	—	48,669
Commercial mortgage-backed securities of U.S. government corporations and agencies	—	39,052	—	39,052
Obligations of states and political subdivisions	—	114,264	—	114,264
Marketable equity securities	202	8,713	—	8,915

Total securities available-for-sale	202	509,223	—	509,425
Trading securities held in a Rabbi Trust	2,864	—	—	2,864

Total securities	3,066	509,223	—	512,289
Derivative financial assets:
Interest rate swaps	—	13,698	—	13,698
Interest rate lock commitments	—	85	—	85
Forward sale contracts	—	34	—	34

Total Assets	$3,066	$523,040	$—	$526,106

LIABILITIES
Derivative financial liabilities:
Interest rate swaps	$—	$13,647	$—	$13,647

Total Liabilities	$—	$13,647	$—	$13,647

We classify financial instruments as Level 3 when valuation models are used because significant inputs are not observable in the market. The following table presents the changes in assets measured at fair value on a recurring basis for which we have utilized Level 3 inputs to determine the fair value:

	Three Months Ended September 30,		Nine Months Ended September 30,
(dollars in thousands)	2014	2013	2014	2013
Balance at beginning of period	$—	$—	$—	$300
Total gains included in other comprehensive income(1)	—	—	—	44
Net purchases, sales, issuances and settlements	—	—	—	—
Transfers out of Level 3	—	—	—	(344)

Balance at end of period	$—	$—	$—	$—

(1)	Changes in estimated fair value of available-for-sale investments are recorded in accumulated other comprehensive income (loss), while realized gains and losses from sales are recorded in security gains (losses), net in the Consolidated Statements of Comprehensive Income.

We may be required to measure certain assets and liabilities on a nonrecurring basis. The following table presents our assets that were measured at fair value on a nonrecurring basis by the fair value hierarchy level at September 30, 2014 and December 31, 2013. There were no liabilities measured at fair value on a nonrecurring basis during these periods.

	September 30, 2014				December 31, 2013
(dollars in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS
Loans held for sale	$—	$—	$—	$—	$—	$—	$1,516	$1,516
Impaired loans	—	—	13,331	13,331	—	—	19,197	19,197
Other real estate owned	—	—	74	74	—	—	317	317
Mortgage servicing rights	—	—	2,977	2,977	—	—	1,025	1,025

Total Assets	$—	$—	$16,382	$16,382	$—	$—	$22,055	$22,055

The carrying values and fair values of our financial instruments at September 30, 2014 and December 31, 2013 are presented in the following tables:

	Carrying Value(1)	Fair Value Measurements at September 30, 2014
(dollars in thousands)		Total	Level 1	Level 2	Level 3
ASSETS
Cash and due from banks, including interest-bearing deposits	$143,831	$143,831	$143,831	$—	$—
Securities available-for-sale	615,657	615,657	179	615,478	—
Loans held for sale	3,126	3,167	—	—	3,167
Portfolio loans, net of unearned income	3,801,189	3,764,172	—	—	3,764,172
Bank owned life insurance	61,794	61,794	—	61,794	—
FHLB and other restricted stock	18,995	18,995	—	—	18,995
Trading securities held in a Rabbi Trust	3,286	3,286	3,286	—	—
Mortgage servicing rights	2,792	2,977	—	—	2,977
Interest rate swaps	12,125	12,125	—	12,125	—
Interest rate lock commitments	187	187	—	187	—
LIABILITIES
Deposits	$3,901,101	$3,903,211	$—	$—	$3,903,211
Securities sold under repurchase agreements	23,084	23,084	—	—	23,084
Short-term borrowings	265,000	265,000	—	—	265,000
Long-term borrowings	20,042	21,022	—	—	21,022
Junior subordinated debt securities	45,619	45,619	—	—	45,619
Interest rate swaps	12,103	12,103	—	12,103	—
Forward sale contracts	10	10	—	10	—

(1)	As reported in the Consolidated Balance Sheets

	Carrying Value(1)	Fair Value Measurements at December 31, 2013
(dollars in thousands)		Total	Level 1	Level 2	Level 3
ASSETS
Cash and due from banks, including interest-bearing deposits	$108,356	$108,356	$108,356	$—	$—
Securities available-for-sale	509,425	509,425	202	509,223	—
Loans held for sale	2,136	2,139	—	—	2,139
Portfolio loans, net of unearned income	3,566,199	3,538,072	—	—	3,538,072
Bank owned life insurance	60,480	60,480	—	60,480	—
FHLB and other restricted stock	13,629	13,629	—	—	13,629
Trading securities held in a Rabbi Trust	2,864	2,864	2,864	—	—
Mortgage servicing rights	2,919	3,143	—	—	3,143
Interest rate swaps	13,698	13,698	—	13,698	—
Interest rate lock commitments	85	85	—	85	—
Forward sale contracts	34	34	—	34	—
LIABILITIES
Deposits	$3,672,308	$3,673,624	$—	$—	$3,673,624
Securities sold under repurchase agreements	33,847	33,847	—	—	33,847
Short-term borrowings	140,000	140,000	—	—	140,000
Long-term borrowings	21,810	22,924	—	—	22,924
Junior subordinated debt securities	45,619	45,619	—	—	45,619
Interest rate swaps	13,647	13,647	—	13,647	—

(1)	As reported in the Consolidated Balance Sheets

NOTE 4. FAIR VALUE MEASUREMENTS

The following tables present our assets and liabilities that are measured at fair value on a recurring basis by fair value hierarchy level at December 31, 2013 and 2012. There were no transfers between Level 1 and Level 2 for items measured at fair value on a recurring basis during the periods presented.

	December 31, 2013
(dollars in thousands)	Level 1	Level 2	Level 3	Total
ASSETS
Securities available-for-sale:
Obligations of U.S. government corporations and agencies	$—	$234,751	$—	$234,751
Collateralized mortgage obligations of U.S. government corporations and agencies	—	63,774	—	63,774
Residential mortgage-backed securities of U.S. government corporations and agencies	—	48,669	—	48,669
Commercial mortgage-backed securities of U.S. government corporations and agencies	—	39,052	—	39,052
Obligations of states and political subdivisions	—	114,264	—	114,264
Marketable equity securities	202	8,713	—	8,915

Total securities available-for-sale	202	509,223	—	509,425
Trading securities held in a Rabbi Trust	2,864	—	—	2,864

Total securities	3,066	509,223	—	512,289
Derivative financial assets:
Interest rate swaps	—	13,698	—	13,698
Interest rate lock commitments	—	85	—	85
Forward sale contracts	—	34	—	34

Total Assets	$3,066	$523,040	$—	$526,106

LIABILITIES
Derivative financial liabilities:
Interest rate swaps	$—	$13,647	$—	$13,647

Total Liabilities	$—	$13,647	$—	$13,647

	December 31, 2012
(dollars in thousands)	Level 1	Level 2	Level 3	Total
ASSETS
Securities available-for-sale:
Obligations of U.S. government corporations and agencies	$—	$212,066	$—	$212,066
Collateralized mortgage obligations of U.S. government corporations and agencies	—	57,896	—	57,896
Residential mortgage-backed securities of U.S. government corporations and agencies	—	50,623	—	50,623
Commercial mortgage-backed securities of U.S. government corporations and agencies	—	10,158	—	10,158
Obligations of states and political subdivisions	—	112,767	—	112,767
Marketable equity securities	140	8,316	300	8,756

Total securities available-for-sale	140	451,826	300	452,266
Trading securities held in a Rabbi Trust	2,223	—	—	2,223

Total securities	2,363	451,826	300	454,489
Derivative financial assets:
Interest rate swaps	—	23,748	—	23,748
Interest rate lock commitments	—	467	—	467

Total Assets	$2,363	$476,041	$300	$478,704

LIABILITIES
Derivative financial liabilities:
Interest rate swaps	$—	$23,522	$—	$23,522
Forward sale contracts	—	48	—	48

Total Liabilities	$—	$23,570	$—	$23,570

We classify financial instruments as Level 3 when valuation models are used because significant inputs are not observable in the market. The following table presents the changes in assets measured at fair value on a recurring basis for which we have utilized Level 3 inputs to determine the fair value:

	Years Ended December 31,
(dollars in thousands)	2013	2012
Balance at beginning of year	$300	$462
Total gains included in other comprehensive income (loss)(1)	44	75
Net purchases, sales, issuances and settlements	—	(237)
Transfers out of Level 3	(344)	—

Balance at End of Year	$—	$300

(1)	Changes in estimated fair value of available-for-sale investments are recorded in accumulated other comprehensive income (loss) while gains and losses from sales are recorded in security gains (losses), net in the Consolidated Statements of Net Income.

In the second quarter of 2013, $0.3 million was transferred out of Level 3 into Level 2 as a result of a security becoming listed on a national securities exchange. There were no Level 3 liabilities measured at fair value on a recurring basis for any of the periods presented.

We may be required to measure certain assets and liabilities on a nonrecurring basis. Nonrecurring assets are recorded at the lower of cost or fair value in our financial statements. There were no liabilities measured at fair value on a nonrecurring basis at December 31, 2013 and 2012. The following table presents our assets that are measured at fair value on a nonrecurring basis by the fair value hierarchy level as of the dates presented:

	December 31, 2013				December 31, 2012
(dollars in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
ASSETS(1)
Loans held for sale	$—	$—	$1,516	$1,516	$—	$—	$—	$—
Impaired loans	—	—	19,197	19,197	—	—	44,059	44,059
Other real estate owned	—	—	317	317	—	—	585	585
Mortgage servicing rights	—	—	1,025	1,025	—	—	2,106	2,106

Total Assets	$—	$—	$22,055	$22,055	$—	$—	$46,750	$46,750

(1)	This table presents only the nonrecurring items that are recorded at fair value in our financial statements.

The carrying values and fair values of our financial instruments at December 31, 2013 and 2012 are presented in the following tables:

	Carrying Value(1)	Fair Value Measurements at December 31, 2013
(dollars in thousands)		Total	Level 1	Level 2	Level 3
ASSETS
Cash and due from banks, including interest-bearing deposits	$108,356	$108,356	$108,356	$—	$—
Securities available-for-sale	509,425	509,425	202	509,223	—
Loans held for sale	2,136	2,139	—	—	2,139
Portfolio loans, net of unearned income	3,566,199	3,538,072	—	—	3,538,072
Bank owned life insurance	60,480	60,480	—	60,480	—
FHLB and other restricted stock	13,629	13,629	—	—	13,629
Trading securities held in a Rabbi Trust	2,864	2,864	2,864	—	—
Mortgage servicing rights	2,919	3,143	—	—	3,143
Interest rate swaps	13,698	13,698	—	13,698	—
Interest rate lock commitments	85	85	—	85	—
Forward sale contracts	34	34	—	34	—

LIABILITIES
Deposits	$3,672,308	$3,673,624	$—	$—	$3,673,624
Securities sold under repurchase agreements	33,847	33,847	—	—	33,847
Short-term borrowings	140,000	140,000	—	—	140,000
Long-term borrowings	21,810	22,924	—	—	22,924
Junior subordinated debt securities	45,619	45,619	—	—	45,619
Interest rate swaps	13,647	13,647	—	13,647	—

(1)	As reported in the Consolidated Balance Sheets

	Carrying Value(1)	Fair Value Measurements at December 31, 2012
(dollars in thousands)		Total	Level 1	Level 2	Level 3
ASSETS
Cash and due from banks, including interest-bearing deposits	$337,711	$337,711	$337,711	$—	$—
Securities available-for-sale	452,266	452,266	140	451,826	300
Loans held for sale	22,499	22,601	—	—	22,601
Portfolio loans, net of unearned income	3,346,622	3,347,602	—	—	3,347,602
Bank owned life insurance	58,619	58,619	—	58,619	—
FHLB and other restricted stock	15,315	15,315	—	—	15,315
Trading securities held in a Rabbi Trust	2,223	2,223	2,223	—	—
Mortgage servicing rights	2,106	2,106	—	—	2,106
Interest rate swaps	23,748	23,748	—	23,748	—
Interest rate lock commitments	467	467	—	467	—

LIABILITIES
Deposits	$3,638,428	$3,643,683	$—	$—	$3,643,683
Securities sold under repurchase agreements	62,582	62,582	—	—	62,582
Short-term borrowings	75,000	75,000	—	—	75,000
Long-term borrowings	34,101	36,235	—	—	36,235
Junior subordinated debt securities	90,619	90,619	—	—	90,619
Interest rate swaps	23,522	23,522	—	23,522	—
Forward sale contracts	48	48	—	48	—

(1)	As reported in the Consolidated Balance Sheets